Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	$ 1,325	$ 1,298	$ 1,081
Accumulated non-controlling interests of the subsidiary	8,713	7,996
Summarised financial information:
– total assets	2,715,152	2,558,124	2,521,771
– total liabilities	2,522,484	2,363,875
– profit for the year	8,708	15,025	11,879
– total comprehensive income for the year	$ 9,725	$ 10,355	$ 21,262
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	37.86%	37.86%
Proportion of voting rights held by non-controlling interests	37.86%	37.86%
Profit attributable to non-controlling interests	$ 1,229	$ 1,194
Accumulated non-controlling interests of the subsidiary	7,262	6,637
Dividends paid to non-controlling interests	720	647
Summarised financial information:
– total assets	212,485	197,867
– total liabilities	191,819	179,450
– net operating income before changes in expected credit losses and other credit impairment charges	5,558	5,294
– profit for the year	3,251	3,159
– total comprehensive income for the year	$ 3,461	$ 2,950